Exhibit 99.1		EXHIBIT C to the Supplement to PSA
CLASS A CUSIP	55262TFJ7
CLASS B CUSIP	55262TFK4

MONTHLY CERTIFICATEHOLDERS' STATEMENT

SERIES 2000-E

BA CREDIT CARD FUNDING, LLC

BA MASTER CREDIT CARD TRUST II

MONTHLY PERIOD ENDING JANUARY 31, 2010

The information which is required to be prepared with respect to the Distribution Date of February 16, 2010, and with respect to the performance of the Trust during the month of January, 2010 is set forth below.

Capitalized terms used in this statement have their respective meanings set forth in the Second Amended and Restated Pooling and Servicing Agreement.

Material terms, parties and related abbreviations used herein may be found in the following documents as filed with the Securities and Exchange Commission ("SEC"):

Amended and Restated Series 2000-E Supplement to the Second Amended and Restated Pooling and Servicing Agreement relating to the Collateral Certificate	Included in Exhibit 4.3 to BA CREDIT CARD FUNDING, LLC Form 8-K filed with the SEC on March 2, 2009

Second Amended and Restated Pooling and Servicing Agreement dated as of October 20, 2006	Included in BA CREDIT CARD FUNDING, LLC Form 8-K filed with the SEC on October 20, 2006

A.       In accordance with Article IV of the Second Amended and Restated Pooling and Servicing Agreement, Allocations of Collections of Finance Charge Receivables and Principal Receivables for each Series shall be applied in the priority described in the two charts below. These charts are only an overview of the application and priority of payments of Collections of Finance Charge Receivables and Principal Receivables. For a more detailed description, please see the Second Amended and Restated Pooling and Servicing Agreement and the Amended and Restated Series 2000-E Supplement previously filed by the Registrant with the SEC.

2000-E

Allocations of Collections of Finance Charge Receivables

2000-E

Allocations of Collections of Principal Receivables

B.	Information Regarding the Current Monthly Distribution to Certificateholders (Stated on the Basis of $1,000 Original Certificate Principal Amount).

	1.	The amount of distribution in respect of Class A Monthly Principal	$0.000000

	2.	The amount of distribution in respect of Class B Monthly Principal	$0.000000

	3.	The amount of distribution in respect of Collateral Monthly Principal	$0.000000

	4.	The amount of distribution in respect of Class D Monthly Principal	$0.000000

	5.	The amount of distribution in respect of Class A Monthly Interest	$6.500000

	6.	The amount of distribution in respect of Class A Deficiency Amounts	$0.000000

	7.	The amount of distribution in respect of Class A Additional Interest	$0.000000

2000-E

8.	The amount of distribution in respect of Class B Monthly Interest	$6.791667

9.	The amount of distribution in respect of Class B Deficiency Amounts	$0.000000

10.	The amount of distribution in respect of Class B Additional Interest	$0.000000

11.	The amount of distribution in respect of Collateral Minimum Monthly Interest	$7.333333

12.	The amount of distribution in respect of any accrued and unpaid Collateral Minimum Monthly Interest	$0.000000

C.	Information Regarding the Performance of the Trust

	1.	Collection of Principal Receivables

		(a)	The aggregate amount of Collections of Principal Receivables processed during the related Monthly Period which were allocated in respect of the Class A Certificates	$63,221,876.07

		(b)	The aggregate amount of Collections of Principal Receivables processed during the related Monthly Period which were allocated in respect of the Class B Certificates	$5,689,967.46

		(c)	The aggregate amount of Collections of Principal Receivables processed during the related Monthly Period which were allocated in respect of the Collateral Interest	$5,689,967.46

		(d)	The aggregate amount of Collections of Principal Receivables processed during the related Monthly Period which were allocated in respect of the Class D Certificates	$6,452,419.88

2.	Principal Receivables in the Trust

	(a)	The aggregate amount of Principal Receivables in the Trust as of the end of the day on the last day of the related Monthly Period	$84,720,136,526.94

	(b)	The amount of Principal Receivables in the Trust represented by the Investor Interest of Series 2000-E as of the end of the day on the last day of the related Monthly Period	$641,030,000.00

	(c)	The amount of Principal Receivables in the Trust represented by the Adjusted Investor Interest of Series 2000-E as of the end of the day on the last day of the related Monthly Period	$641,030,000.00

2000-E

(d)	The amount of Principal Receivables in the Trust represented by the Class A Investor Interest as of the end of the day on the last day of the related Monthly Period	$500,000,000.00

(e)	The amount of Principal Receivables in the Trust represented by the Class A Adjusted Investor Interest as of the end of the day on the last day of the related Monthly Period	$500,000,000.00

(f)	The amount of Principal Receivables in the Trust represented by the Class B Investor Interest as of the end of the day on the last day of the related Monthly Period	$45,000,000.00

(g)	The amount of Principal Receivables in the Trust represented by the Class B Adjusted Investor Interest as of the end of the day on the last day of the related Monthly Period	$45,000,000.00

(h)	The amount of Principal Receivables in the Trust represented by the Collateral Interest Amount as of the end of the day on the last day of the related Monthly Period	$45,000,000.00

(i)	The amount of Principal Receivables in the Trust represented by the Collateral Interest Adjusted Amount as of the end of the day on the last day of the related Monthly Period	$45,000,000.00

(j)	The amount of Principal Receivables in the Trust represented by the Class D Investor Interest as of the end of the day on the last day of the related Monthly Period	$51,030,000.00

(k)	The amount of Principal Receivables in the Trust represented by the Class D Adjusted Investor Interest as of the end of the day on the last day of the related Monthly Period	$51,030,000.00

(l)	The Floating Investor Percentage with respect to the period:

	January 1, 2010 through January 6, 2010 January 7, 2010 through January 31, 2010	0.75% 0.74%

(m)	The Class A Floating Allocation with respect to the related Monthly Period	0.780

(n)	The Class B Floating Allocation with respect to the related Monthly Period	0.070

(o)	The Collateral Floating Allocation with respect to the related Monthly Period	0.070

2000-E

(p)	The Class D Floating Allocation with respect to the related Monthly Period	0.080

(q)	The Fixed Investor Percentage with respect to the related Monthly Period	N/A

(r)	The Class A Fixed Allocation with respect to the related Monthly Period	N/A

(s)	The Class B Fixed Allocation with respect to the related Monthly Period	N/A

(t)	The Collateral Fixed Allocation with respect to the related Monthly Period	N/A

(u)	The Class D Fixed Allocation with respect to the related Monthly Period	N/A

3.	Shared Principal Collections

	The aggregate amount Shared Principal Collections allocated to:

	Total	$0.00

4.	Delinquent Balances

The aggregate amount of outstanding balances in the Accounts which were delinquent as of the end of the day on the last day of the related Monthly Period:

		Percentage of Total Receivables	Aggregate Account Balance

(a)	30 - 59 days:	1.71%	$1,541,386,546.45

(b)	60 - 89 days:	1.52%	$1,378,108,755.77

(c)	90 - 119 days:	1.41%	$1,269,935,774.61

(d)	120 - 149 days:	1.31%	$1,181,717,324.75

(e)	150 - 179 days:	1.40%	$1,269,630,195.17

(f)	180 – or more days:	0.00%	$728,848.58

	Total:	7.35%	$6,641,507,445.33

5.	Investor Default Amount

	(a)	The Aggregate Investor Default Amount for the related Monthly Period	$7,308,671.01

2000-E

(b)	The Class A Investor Default Amount for the related Monthly Period	$5,700,725.28

(c)	The Class B Investor Default Amount for the related Monthly Period	$513,065.10

(d)	The Collateral Default Amount for the related Monthly Period	$513,065.10

(e)	The Class D Investor Default Amount for the related Monthly Period	$581,815.53

6.	Investor Charge Offs

	(a)	The aggregate amount of Class A Investor Charge Offs for the related Monthly Period	$0.00

	(b)	The aggregate amount of Class A Investor Charge Offs set forth in 6 (a) above per $1,000 of original certificate principal amount	$0.00

	(c)	The aggregate amount of Class B Investor Charge Offs for the related Monthly Period	$0.00

	(d)	The aggregate amount of Class B Investor Charge Offs set forth in 6 (c) above per $1,000 of original certificate principal amount	$0.00

	(e)	The aggregate amount of Collateral Charge Offs for the related Monthly Period	$0.00

	(f)	The aggregate amount of Collateral Charge Offs set forth in 6 (e) above per $1,000 of original certificate principal amount	$0.00

	(g)	The aggregate amount of Class D Investor Charge Offs for the related Monthly Period	$0.00

	(h)	The aggregate amount of Class D Investor Charge Offs set forth in 6 (g) above per $1,000 of original certificate principal amount	$0.00

	(i)	The aggregate amount of Class A Investor Charge Offs reimbursed on the Transfer Date immediately preceding this Distribution Date	$0.00

	(j)	The aggregate amount of Class A Investor Charge Offs set forth in 6 (g) above per $1,000 original certificate principal amount reimbursed on the Transfer Date immediately preceding this Distribution Date	$0.00

2000-E

(k)	The aggregate amount of Class B Investor Charge Offs reimbursed on the Transfer Date immediately preceding this Distribution Date	$0.00

(l)	The aggregate amount of Class B Investor Charge Offs set forth in 6 (i) above per $1,000 original certificate principal amount reimbursed on the Transfer Date immediately preceding this Distribution Date	$0.00

(m)	The aggregate amount of Collateral Charge Offs reimbursed on the Transfer Date immediately preceding this Distribution Date	$0.00

(n)	The aggregate amount of Collateral Charge Offs set forth in 6 (k) above per $1,000 original certificate principal amount reimbursed on the Transfer Date immediately preceding this Distribution Date	$0.00

(o)	The aggregate amount of Class D Investor Charge Offs reimbursed on the Transfer Date immediately preceding this Distribution Date	$0.00

(p)	The aggregate amount of Class D Investor Charge Offs set forth in 6 (o) above per $1,000 original certificate principal amount reimbursed on the Transfer Date immediately preceding this Distribution Date	$0.00

7.	Investor Servicing Fee

	(a)	The amount of the Class A Servicing Fee payable by the Trust to the Servicer for the related Monthly Period	$520,833.33

	(b)	The amount of the Class B Servicing Fee payable by the Trust to the Servicer for the related Monthly Period	$46,875.00

	(c)	The amount of the Collateral Servicing Fee payable by the Trust to the Servicer for the related Monthly Period	$46,875.00

	(d)	The amount of the Class D Servicing Fee payable by the Trust to the Servicer for the related Monthly Period	$53,156.25

	(e)	The amount of Servicer Interchange payable by the Trust to the Servicer for the related Monthly Period	$400,643.75

8.	Reallocations

2000-E

(a)	The amount of Reallocated Class D Principal Collections with respect to this Distribution Date	$0.00

(b)	The amount of Reallocated Collateral Principal Collections with respect to this Distribution Date	$0.00

(c)	The amount of Reallocated Class B Principal Collections with respect to this Distribution Date	$0.00

(d)	The Class D Investor Interest as of the close of business on this Distribution Date	$51,030,000.00

(e)	The Class D Adjusted Investor Interest as of the close of business on this Distribution Date	$51,030,000.00

(f)	The Collateral Interest Amount as of the close of business on this Distribution Date	$45,000,000.00

(g)	The Collateral Interest Adjusted Amount as of the close of business on this Distribution Date	$45,000,000.00

(h)	The Class B Investor Interest as of the close of business on this Distribution Date	$45,000,000.00

(i)	The Class B Adjusted Investor Interest as of the close of business on this Distribution Date	$45,000,000.00

(j)	The Class A Investor Interest as of the close of business on this Distribution Date	$500,000,000.00

(k)	The Class A Adjusted Investor Interest as of the close of business on this Distribution Date	$500,000,000.00

9.	Collection of Finance Charge Receivables

	(a)	The aggregate amount of Collections of Finance Charge Receivables processed during the related Monthly Period, any Principal Funding Investment Proceeds and amounts if any withdrawn from the Reserve Account, amounts, if any, withdrawn from the Swap Reserve Fund and the Net Swap Receipt, if any, allocated in respect of the Class A Certificates	$13,179,765.73

2000-E

(b)	The aggregate amount of Collections of Finance Charge Receivables processed during the related Monthly Period, any Principal Funding Investment Proceeds and amounts if any withdrawn from the Reserve Account and which were allocated in respect of the Class B Certificates	$910,456.51

(c)	The aggregate amount of Collections of Finance Charge Receivables processed during the related Monthly Period which were allocated in respect of the Collateral Interest	$910,456.51

(d)	The aggregate amount of Collections of Finance Charge Receivables processed during the related Monthly Period, any Principal Funding Investment Proceeds and amounts if any withdrawn from the Reserve Account and which were allocated in respect of the Class D Certificates	$1,032,456.26

10.	Principal Funding Account

	(a)	The principal amount on deposit in the Principal Funding Account on the related Transfer Date (after taking into account deposits on such date but prior to withdrawals)	$0.00

	(b)	The Accumulation Shortfall with respect to the related Monthly Period	$0.00

	(c)	The Principal Funding Investment Proceeds deposited in the Finance Charge Account on the related Transfer Date to be treated as Class A Available Funds	$0.00

	(d)	The Principal Funding Investment Proceeds deposited in the Finance Charge Account on the related Transfer Date to be treated as Class B Available Funds	$0.00

11.	Reserve Account

	(a)	The Reserve Draw Amount on the related Transfer Date	$0.00

	(b)	The Reserve Draw Amount deposited in the Finance Charge Account to be treated as Class A Available Funds	$0.00

	(c)	The Reserve Draw Amount deposited in the Finance Charge Account to be treated as Class B Available Funds	$0.00

	(d)	Interest Earnings on funds on deposit in the Reserve Account deposited in the Finance Charge Account on the related Transfer Date	$0.00

2000-E

12.	Swap Reserve Fund

	(a)	The Swap Reserve Draw Amount on the related Transfer Date	$0.00

	(b)	The amount of the Swap Reserve Draw Amount deposited in the Finance Charge Account on the related Transfer Date to be treated as Class A Available Funds	$0.00

13.	Swap Cash Flows

	(a)	The amount of the Net Swap Receipt for the related Transfer Date	$3,063,586.67

	(b)	The amount of the Net Swap Payment for the related Transfer Date	$0.00

14.	Available Funds

	(a)	The amount of Class A Available Funds on deposit in the Finance Charge Account on the related Transfer Date	$12,867,265.73

	(b)	The amount of Class B Available Funds on deposit in the Finance Charge Account on the related Transfer Date	$882,331.51

	(c)	The amount of Collateral Available Funds on deposit in the Finance Charge Account on the related Transfer Date	$882,331.51

	(d)	The amount of Class D Available Funds on deposit in the Finance Charge Account on the related Transfer Date	$1,000,562.51

15.	Portfolio Yield

	(a)	The Portfolio Yield for the related Monthly Period	10.60%

	(b)	The Portfolio Adjusted Yield	6.94%

D.	Information Regarding the Status of the Interest Rate Swap and the Swap Counterparty

	1.	Has the Interest Reserve Account been established?	Yes

	2.	Has the Interest Reserve Account been funded?	Yes

	3.	The aggregate amount of funds withdrawn from the Interest Reserve Account, if any	$0.00

2000-E

4.	How any funds withdrawn from the Interest Reserve Account were utilized N/A

5.	Has the Interest Rate Swap been terminated?	No

E.	Supplemental Information

	1.	Collections of Trust Receivables and Payment Rates

		(a)	The aggregate amount of Collections processed during the related Monthly Period (excluding Interchange)	$12,480,922,041.00

		(b)	The aggregate amount of Principal Collections processed during the related Monthly Period	$10,904,865,841.51

		(c)	Collections of Discount Option Receivables for the related Monthly Period	$533,193,939.92

		(d)	The aggregate amount of Finance Charge Collections processed during the related Monthly Period (excluding Interchange and Collections of Discount Option Receivables)	$1,042,862,259.57

		(e)	Collections as a percentage of prior month Principal Receivables and Finance Charge Receivables	13.81%

		(f)	Collections of Principal Receivables as a percentage of prior month Principal Receivables	12.83%

	2.	Receivables in the Trust

		BA Master Credit Card Trust II
		(a)	The aggregate amount of Receivables in the Trust as of the beginning of the related Monthly Period	$90,360,657,359.78

		(b)	The aggregate amount of Principal Receivables in the Trust as of the beginning of the related Monthly Period	$84,989,063,822.58

		(c)	Discount Option Receivables as of the beginning of the related Monthly Period	$4,107,474,405.82

		(d)	The aggregate amount of Finance Charge Receivables in the Trust as of the beginning of the related Monthly Period (excluding Discount Option Receivables)	$1,264,119,131.38

		(e)	The aggregate amount of Receivables in the Trust as of the end of the day on the last day of the related Monthly Period	$90,377,998,431.42

2000-E

	(f)	The aggregate amount of Principal Receivables in the Trust as of the end of the day on the last day of the related Monthly Period	$84,720,136,526.94

	(g)	Discount Option Receivables as of the end of the day on the last day of the related Monthly Period	$4,281,630,843.97

	(h)	The aggregate amount of Finance Charge Receivables in the Trust as of the end of the day on the last day of the related Monthly Period (excluding Discount Option Receivables)	$1,376,231,060.51

	(i)	Discounted Percentage for related Monthly Period	6.00%

	Transferor’s Interest
	(j)	Aggregate Investor Interest for all outstanding Series of the Trust as of the end of the day on the last day of the related Monthly Period	$79,039,674,517.00

	(k)	Transferor Interest as of the end of the day on the last day of the related Monthly Period	$5,680,462,009.94

		Series 2000-E
	(l)	The amount of Principal Receivables in the Trust represented by the Investor Interest of Series 2000-E as of the end of the day on the last day of the related Monthly Period	$641,030,000.00

3.	Trust Yields

	Series 2000-E
	(a)	Collections of Finance Charge Receivables (other than Interchange, Recoveries and Collections of Discount Option Receivables but including Interest Funding Account Investment Proceeds) allocated to Series 2000-E for the related Monthly Period	$7,461,733.83

	(b)	Collections of Discount Option Receivables allocated to Series 2000-E	$3,962,986.95

	(c)	Interchange allocated to Series 2000-E	$1,254,162.60

	(d)	Recoveries allocated to Series 2000-E	$290,664.96

	(e)	Total Collections of Finance Charge Receivables, Discount Option Receivables, Interchange and Recoveries (collectively, “Cash Yield”) allocated to Series 2000-E for the related Monthly Period	$12,969,548.34

	(f)	Aggregate Investor Default Amount allocated to Series 2000-E for the related Monthly Period	$7,308,671.01

2000-E

(g)	Cash Yield net of Aggregate Investor Default Amount (collectively, “Portfolio Yield”) for Series 2000-E, each for the related Monthly Period	$5,660,877.33

(h)	Total Cash Yield for the related Monthly Period as a percentage of Series 2000-E Investor Interest	24.28%

(i)	Total Cash Yield excluding Recoveries, each for the related Monthly Period, as a percentage of Series 2000-E Investor Interest	23.73%

(j)	Aggregate Investor Default Amount for the related Monthly Period as a percentage of Series 2000-E Investor Interest	13.68%

(k)	Aggregate Investor Default Amount net of Recoveries, each for the related Monthly Period, as a percentage of Series 2000-E Investor Interest	13.14%

(l)	The Portfolio Yield for the related Monthly Period as a percentage of Series 2000-E Investor Interest	10.60%

(m)	Base Rate for the related Monthly Period	3.54%

(n)	Excess Available Funds Percentage for the related Monthly Period	7.06%

(o)	Three Month Average Excess Available Funds Percentage for the related Monthly Period	7.44%

FIA CARD SERVICES, NATIONAL ASSOCIATION, Servicer

Name: Stephanie L. Vincent
Title: Vice President

2000-E